BALANCE SHEETS (FY)	Dec. 31, 2021 USD ($)
Current assets:
Cash	$ 93,599
Prepaid expenses	568,058
Total current assets	661,657
Investments held in Trust Account	483,012,312
Other assets	47,083
Total Assets	483,721,052
Current liabilities:
Accounts payable	73,405
Total current liabilities	163,692
Deferred legal fees	250,000
Deferred underwriting commissions	16,905,000
Convertible working capital loan - related party	$ 0
Notes Payable, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]
Derivative warrant liabilities	$ 14,301,100
Total liabilities	31,619,792
Commitments and Contingencies
Class A ordinary shares: 48,300,000 and no shares subject to possible redemption at $10,09 and $10,00 per share at December 31, 2022 and 2021, respectively	483,000,000
Shareholders' Deficit:
Preference shares, $0,0001 par value: 5,000,000 shares authorized; none issued and outstanding at December 31, 2022 and 2021, respectively	0
Additional paid-in capital	0
Accumulated deficit	(30,899,948)
Total shareholders' deficit	(30,898,740)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	483,721,052
Nonrelated Party [Member]
Current liabilities:
Accrued expenses	90,287
Related Party [Member]
Current liabilities:
Accrued expenses	0
Class A Common Stock
Shareholders' Deficit:
Common stock	0
Class B Common Stock
Shareholders' Deficit:
Common stock	$ 1,208